Short-term investments	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Short-term investments
Note 4: Short-term investments

	December 31, 2017			December 31, 2016
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Unrestricted
Maturing within three months	67,528	71,986	139,514	36,953	80,360	117,313
Maturing between three to six months	19,841	67,035	86,876	343,723	40,825	384,548
Total unrestricted short-term investments	87,369	139,021	226,390	380,676	121,185	501,861

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Interest earning demand and term deposits	22,053	1,541	23,594	17,894	—	17,894
Total short-term investments	109,422	140,562	249,984	398,570	121,185	519,755